Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,647)	$ (4,987)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses	1,130	1,291
Depreciation	1,272	1,105
Amortization of right-of-use assets	231	200
Share-based compensation of subsidiary	370	374
Loss on disposal of property, software and equipment	3
Deferred income tax benefit	(142)	(312)
Financing expense related to issuance of GEM Warrants	149	151
Changes in operating assets and liabilities:
Accounts receivable	(8,754)	115
Prepaid expenses and other current assets	(9,980)	(27,437)
Accounts payable	9,766	21,823
Deferred revenue	1,097	4,906
Accrued expenses and other current liabilities	(504)	(1,385)
Tax payable	(33)
Operating lease liabilities	(157)	(217)
Amount due to related parties	(66)	73
Total net cash used in operating activities	(9,265)	(4,300)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, software and equipment	(17)	(168)
Proceeds from disposal of property, software and equipment	1
Purchase of short-term investment	(122)	(21,059)
Proceeds from the redemption of short-term investment		21,362
Purchase of other non-current assets		(4,211)
Total net cash used in investing activities	(138)	(4,076)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loan	29,535	26,417
Repayments of short-term loan	(29,260)	(27,127)
Repayments of payables to a related party	(4,998)
Shares repurchase	(13,771)
Proceeds from issuance of ordinary shares, net of issuance cost	41,631
Total net cash (used in) provided by financing activities	23,137	(710)
Effect of exchange rate changes	(1,427)	(464)
Net change in cash and restricted cash	12,307	(9,550)
Cash and restricted cash, beginning of the period	29,512	33,595
Cash and restricted cash, end of the period	41,819	24,045
Reconciliation of cash and restricted cash to the unaudited condensed consolidated balance sheets:
Cash	39,222	21,396
Restricted cash	2,597	2,649
Total cash and restricted cash	41,819	24,045
Supplemental disclosures of cash flow information:
Income tax paid	91	112
Interest expense paid	869	953
Supplemental disclosures of non-cash flow information:
Obtaining right-of-use assets in exchange for operating lease liabilities	33	63
Prepaid financing expense related to issuance of GEM Warrants	$ 685	$ 1,291